Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Carrying or Notional Amounts and Estimated Fair Values for Financial Instruments
	December 31, 2011		December 31, 2010
(In thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets:
Cash and money market investments	$1,911,456	$1,911,456	$1,431,668	$1,431,668
Trading account securities	436,331	436,331	546,713	546,713
Investment securities available-for-sale	5,009,823	5,009,823	5,236,852	5,236,852
Investment securities held-to-maturity	125,383	125,254	122,354	120,873
Other investment securities	179,880	181,583	163,513	165,233
Loans held-for-sale	363,093	390,783	893,938	902,371
Loans not covered under loss sharing
agreement with the FDIC	19,912,233	16,753,889	19,934,810	17,137,805
Loans covered under loss sharing
agreements with the FDIC	4,223,758	4,663,327	4,836,882	4,744,680
FDIC loss share asset	1,915,128	1,755,295	2,410,219	2,475,158
Financial Liabilities:
Deposits	$27,942,127	$28,057,343	$26,762,200	$26,873,408
Assets sold under agreements to repurchase	2,141,097	2,273,802	2,412,550	2,503,320
Other short-term borrowings	296,200	296,200	364,222	364,222
Notes payable	1,856,372	1,722,831	4,170,183	4,067,818
Contingent consideration	99,762	99,762	92,994	92,994
Equity appreciation instrument	-	-	9,945	9,945

(In thousands)	Notional amount	Fair value	Notional amount	Fair value
Commitments to extend credit	$6,231,213	$2,062	$5,879,051	$983
Letters of credit	136,341	2,339	152,596	3,318